Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

05048786

1-31313

NYSE

MAY 1 ...

May 13, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LASALLE FUNDING LLC, 5.15% LaSalleNotes due 2017 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 13, 2005. Tentative listing date – May 16, 2005.

Sincerely,

Paras Madho

PROCESSED
MAY 16 2005
THOMSON
FINANCIAL